OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Nehoray [Member]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Line Items]
Due from Related Parties, Current	$ 60	$ 56